Subsequent Events (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended
	Feb. 28, 2023	Mar. 31, 2023	Jan. 24, 2023	Jan. 06, 2023	Dec. 31, 2022	May 08, 2021
Subsequent Events (Details) [Line Items]
Fair value amount					$ 3,240
Principal amount		$ 675
Shares issued (in Shares)					6,565,650	100,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Principal amount			$ 2,650
Shares issued (in Shares)				32.7
Subsequent event description	the Management Resolution, the Group planned to sale two of its creditor’s rights on the long-term prepaid expenses which carrying value is RMB72,135 with a total consideration of RMB25,269 to a third-party. As of the date of this report, such transaction has not been settled. The Group has evaluated the accounting impact on such transaction and determined that this transaction would result in impairment loss on long-term prepaid expenses of RMB46,866 to the financial statements for the year ending December 31, 2023.
Class A ordinary shares [Member]
Subsequent Events (Details) [Line Items]
Issued ordinary shares (in Shares)		652,749